Financial Instruments - Summary of Detailed Information About Hedges (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	$ 12,204,620	$ 397,157	$ 6,716,965
Fair value hedge of borrowings denominated in foreign currencies [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	3,278,805	106,697	2,954,921
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedges [line items]
Financial liabilities for hedging – current	$ 8,925,815	$ 290,460	3,762,044
Financial liabilities for hedging – non-current			$ 4,780,931